Effects on Initial Application of IFRS 15 and Information for the Year Ended December 31, 2017 in Conformity With IAS 18 - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2018 TWD ($)
Disclosure of initial application of standards or interpretations [line items]
Retained earnings	$ 4,651,215		$ 3,602,663		$ 155,507
Inventories	1,767,642		1,778,835		59,099
Contract assets	377,869		299,835			$ 254,997
Provision for sales allowance	1,998		29,352		67
Deferred tax assets	194,552		226,716	$ 212,372	6,505
Deferred tax liabilities	309,129		308,759	174,293	$ 10,335
Revenue	20,337,881	$ 679,969	18,480,027	17,940,855
Cost of revenue	16,411,742	548,704	15,050,032	14,703,729
Income tax expense	513,679	$ 17,174	456,618	$ 550,487
Contract liabilities	$ 1,231		1,432			1,152
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Retained earnings						(8,693)
Inventories			(237,271)
Contract assets			300,376
Provision for sales allowance			32,627			70,156
Deferred tax assets			81			(626)
Deferred tax liabilities						8,067
Revenue			300,376
Cost of revenue			237,271
Expected credit loss			135
Foreign exchange loss			406
Income tax expense			(81)
Contract liabilities			$ 1,432
Increase (decrease) due to application of IFRS 15 [member] | Customized products [member]
Disclosure of initial application of standards or interpretations [line items]
Retained earnings						46,607
Inventories						(208,505)
Contract assets						$ 255,112